UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001

Check here if Amendment [ ]; Amendment Number:______________________
  This Amendment (Check only one.):   [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hennessy Advisors, Inc.
Address:    The Courtyard Square
            750 Grant Avenue
            Suite 100
            Novato, CA  94945

Form 13F File Number:   028-06715

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Teresa M. Nilsen
Title:   Executive Vice President and Chief Financial Officer
Phone:   (415) 899-1555

Signature, Place, and Date of Signing:


     /s/ Teresa M. Nilsen               Novato, CA                10/18/01
     ---------------------------------------------------------------------
     Teresa M. Nilsen                                               Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              112

Form 13F Information Table Value Total:        $ 186,557
                                              (thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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


                                                     FORM 13F INFORMATION TABLE

                                              Name of Reporting Manager: Hennessy Funds

  Column 1:      Column 2:   Column 3:    Column 4:      Column 5:               Column 6:         Column 7:         Column 8:
                                           Market
                  Title        CUSIP       Value         Shares or                                  Other
Name of Issuer   of Class      Number    (x $1,000)   Principal Amount     Investment Discretion   Managers      Voting Authority
--------------   ---------   ---------   ----------  -------------------   ----------------------  ---------  ----------------------
                                                               SH/  Put/         Shared-  Shared-
                                                               PRN  Call   Sole  Defined   Other                 Sole   Shared  None
                                                               ---  ----   ----  -------  -------                ----   ------  ----

A T & T Corp      COMMON     001957109      1,280     66,308    SH         SOLE                                66,308
A T & T Wireless  COMMON     00209A106        323     21,630    SH         SOLE                                21,630
ABN AMRO HLDG
 N V  -SPON ADR   COMMON     000937102        316     18,996    SH         SOLE                                18,996
ADVANCE PCS       COMMON     00790K109      5,218     72,700    SH         SOLE                                72,700
Aegon Nv Ord
 Reg Amer         COMMON     007924103        265     10,136    SH         SOLE                                10,136
ALBERTSONS INC    COMMON     013104104        536     16,800    SH         SOLE                                16,800
ALLIED WASTE
 INDS INC         COMMON     019589308      2,731    214,200    SH         SOLE                               214,200
AMERISOURCEBERGEN
 CORP             COMMON     03073E105      4,661     65,700    SH         SOLE                                65,700
AMSOUTH
 BANCORPORATION   COMMON     032165102        493     27,300    SH         SOLE                                27,300
BANK of AMERICA
 CORP             COMMON     060505104      1,262     21,603    SH         SOLE                                21,603
BEAZER HOMES
 USA INC          COMMON     07556Q105      3,796     78,100    SH         SOLE                                78,100
Bellsouth
 Corporation      COMMON     079860102        413      9,936    SH         SOLE                                 9,936
BEVERLY
 ENTERPRISES      COMMON     087851309      3,894    381,800    SH         SOLE                               381,800
BRITISH AMERN
 TOB PLC  -ADR    COMMON     110448107        466     26,300    SH         SOLE                                26,300
BRITISH TELECOM
 PLC  -ADR        COMMON     111021408        215      4,200    SH         SOLE                                 4,200
CA NAC TELEFONOS
 VENEZ  -ADR      COMMON     204421101        475     20,600    SH         SOLE                                20,600
CARDINAL HEALTH
 INC              COMMON     14149Y108      3,483     47,100    SH         SOLE                                47,100
CAREMARK RX INC   COMMON     141705103      4,077    244,400    SH         SOLE                               244,400
CATERPILLAR INC   COMMON     149123101      1,442     32,191    SH         SOLE                                32,191
CBRL GROUP INC    COMMON     12489V106      4,014    182,712    SH         SOLE                               182,712



                                                                 3


CEMEX S A  -ADR   COMMON     151290889        436     21,224    SH         SOLE                                21,224
CHEVRON CORP      COMMON     166751107      1,729     20,401    SH         SOLE                                20,401
COMERICA INC      COMMON     200340107        410      7,400    SH         SOLE                                 7,400
CONAGRA INC       COMMON     205887102        370     16,500    SH         SOLE                                16,500
COVENTRY HEALTH
 CARE             COMMON     222862104      2,849    120,700    SH         SOLE                               120,700
CSX CORP          COMMON     126408103        507     16,100    SH         SOLE                                16,100
D R HORTON INC    COMMON     23331A109      2,958    141,825    SH         SOLE                               141,825
DAIMLERCHRYSLER   COMMON      sedol -         270      9,000    SH         SOLE                                 9,000
 AG                           2307389
DIAGEO PLC  -ADR  COMMON     25243Q205        394      9,500    SH         SOLE                                 9,500
DOW CHEMICAL      COMMON     260543103        416     12,700    SH         SOLE                                12,700
DREYER'S GRAND
 ICE CREAM INC    COMMON     261878102      2,832     97,500    SH         SOLE                                97,500
DU PONT (E I)
 DE NEMOURS       COMMON     263534109      1,235     32,915    SH         SOLE                                32,915
DYNEGY INC        COMMON     26816Q101      1,944     56,100    SH         SOLE                                56,100
EASTMAN KODAK CO  COMMON     277461109      1,117     34,345    SH         SOLE                                34,345
EL PASO ENERGY
 CORP/DE          COMMON     28336L109      1,832     44,100    SH         SOLE                                44,100
Emerson Electric  COMMON     291011104        941     20,000    SH         SOLE                                20,000
ESTERLINE
 TECHNOLOGIES     COMMON     297425100      1,902    120,008    SH         SOLE                               120,008
EXPRESS SCRIPTS
 INC  -CL A       COMMON     302182100      3,386     61,200    SH         SOLE                                61,200
EXXON MOBIL
 CORPORATION      COMMON     30231G102        824     20,918    SH         SOLE                                20,918
FLEETBOSTON
 FINANCIAL CORP   COMMON     339030108        419     11,410    SH         SOLE                                11,410
FOOTSTAR INC      COMMON     344912100      2,207     63,800    SH         SOLE                                63,800



                                                                 4


FORD MOTOR CO     COMMON     345370860        317     18,244    SH         SOLE                                18,244
FRONTIER
 AIRLINES INC     COMMON     359065109      1,266    152,950    SH         SOLE                               152,950
General Electric
 Company          COMMON     369604103        288      7,745    SH         SOLE                                 7,745
GENERAL MOTORS
 CORP             COMMON     370442105      1,144     26,668    SH         SOLE                                26,668
GOLDEN STATE
 BANCORP INC      COMMON     381197102      3,025     99,500    SH         SOLE                                99,500
HANSON PLC -ADR   COMMON     411352404        445     12,700    SH         SOLE                                12,700
HEALTH NET INC
 - CL A           COMMON     42222G108      2,322    120,800    SH         SOLE                               120,800
HEINZ (H J) CO    COMMON     423074103        379      9,000    SH         SOLE                                 9,000
IMPERIAL CHEM
 INDS PLC  -ADR   COMMON     452704505        226     13,200    SH         SOLE                                13,200
INTERNATIONAL
 PAPER CO         COMMON     460146103        991     28,438    SH         SOLE                                28,438
J.P. MORGAN
 CHASE & COMPANY  COMMON     46625H100        801     23,465    SH         SOLE                                23,465
KELLOGG CO        COMMON     487836108        480     16,000    SH         SOLE                                16,000
L-3 COMMUNICA-
 TIONS HLDGS INC  COMMON     502424104      3,778     43,200    SH         SOLE                                43,200
LENNAR CORP       COMMON     526057104      3,103     86,100    SH         SOLE                                86,100
MAY DEPARTMENT
 STORES CO        COMMON     577778103        406     14,000    SH         SOLE                                14,000
MDC HOLDINGS INC  COMMON     552676108      2,887    104,150    SH         SOLE                               104,150
MERITAGE CORP     COMMON     59001A102      3,093     83,600    SH         SOLE                                83,600
METHANEX CORP     COMMON     59151K108      2,352    486,900    SH         SOLE                               486,900
MID ATLANTIC
 MEDICAL SVCS     COMMON     59523C107      3,398    161,800    SH         SOLE                               161,800
Minnesota Mining
 & Mfg            COMMON     604059105        487      4,950    SH         SOLE                                 4,950
NATIONAL
 AUSTRALIA BK
 -ADS             COMMON     632525408        325      5,100    SH         SOLE                                 5,100



                                                                 5


NATIONAL CITY
 CORP             COMMON     635405103        479     16,000    SH         SOLE                                16,000
NATIONWIDE FINL
 SVCS  -CL A      COMMON     638612101      2,454     66,000    SH         SOLE                                66,000
NEWELL
 RUBBERMAID INC   COMMON     651229106        418     18,400    SH         SOLE                                18,400
NEWPORT NEWS
 SHIPBUILDING     COMMON     652228107      3,951     58,800    SH         SOLE                                58,800
NORFOLK SOUTHERN
 CORP             COMMON     655844108        492     30,500    SH         SOLE                                30,500
NVR INC           COMMON     62944T105      3,555     25,300    SH         SOLE                                25,300
OCCIDENTAL
 PETROLEUM CORP   COMMON     674599105        450     18,500    SH         SOLE                                18,500
OFFSHORE
 LOGISTICS        COMMON     676255102      2,798    145,800    SH         SOLE                               145,800
OWENS & MINOR
 INC              COMMON     690732102      3,802    187,300    SH         SOLE                               187,300
OXFORD HEALTH
 PLANS INC        COMMON     691471106      2,275     80,100    SH         SOLE                                80,100
PEPSI BOTTLING
 GROUP INC        COMMON     713409100      3,847     83,500    SH         SOLE                                83,500
PERFORMANCE FOOD
 GROUP CO         COMMON     713755106      3,478    121,900    SH         SOLE                               121,900
PHILIP MORRIS
 COS INC          COMMON     718154107      1,602     33,165    SH         SOLE                                33,165
PITNEY BOWES INC  COMMON     724479100        493     12,900    SH         SOLE                                12,900
PPG INDUSTRIES
 INC              COMMON     693506107        430      9,400    SH         SOLE                                 9,400
PPL CORP          COMMON     69351T106      2,259     69,300    SH         SOLE                                69,300
PROCTER & GAMBLE
 CO               COMMON     742718109        568      7,800    SH         SOLE                                 7,800
PULTE CORP        COMMON     745867101      2,280     74,400    SH         SOLE                                74,400
RARE HOSPITALITY
 INTL INC         COMMON     753820109      2,186    140,700    SH         SOLE                               140,700
REEBOK
 INTERNATIONAL
 LTD              COMMON     758110100      2,364    114,200    SH         SOLE                               114,200
REGIONS FINL
 CORP             COMMON     758940100        456     15,800    SH         SOLE                                15,800



                                                                 6


RENT-A-CENTER
 INC              COMMON     76009N100      2,113     90,900    SH         SOLE                                90,900
RJ REYNOLDS
 TOBACCO HLDGS    COMMON     76182K105      3,891     68,100    SH         SOLE                                68,100
RYLAND GROUP
 INC              COMMON     783764103      3,658     76,700    SH         SOLE                                76,700
SBC COMMUNICA-
 TIONS INC        COMMON     78387G103      1,726     36,622    SH         SOLE                                36,622
SCHEIN HENRY INC  COMMON     806407102      3,706     96,000    SH         SOLE                                96,000
STANDARD PACIFIC
 CP               COMMON     85375C101      2,616    134,100    SH         SOLE                               134,100
STEWART &
 STEVENSON
 SERVICES         COMMON     860342104      3,309    137,400    SH         SOLE                               137,400
TELECOM
 ARGENTINA
 -ADR B           COMMON     879273209        226     26,000    SH         SOLE                                26,000
TELEFONICA DE
 ARGENT  -S ADR   COMMON     879378206        113     12,900    SH         SOLE                                12,900
TENET HEALTHCARE
 CORP             COMMON     88033G100      4,450     74,600    SH         SOLE                                74,600
TEXTRON INC       COMMON     883203101        316      9,400    SH         SOLE                                 9,400
TOLL BROTHERS
 INC              COMMON     889478103      2,276     76,700    SH         SOLE                                76,700
TOMKINS PLC -ADR  COMMON     890030208        415     48,200    SH         SOLE                                48,200
TRIGON
 HEALTHCARE INC   COMMON     89618L100      2,810     42,900    SH         SOLE                                42,900
U G I
 Corporation New  COMMON     902681105        209      7,700    SH         SOLE                                 7,700
UNION PLANTERS
 CORP             COMMON     908068109        511     11,920    SH         SOLE                                11,920
UNIVERSAL HEALTH
 SVCS  -CL B      COMMON     913903100      2,743     56,200    SH         SOLE                                56,200
US Bancorp        COMMON     902973304        408     18,400    SH         SOLE                                18,400
USX-MARATHON
 GROUP            COMMON     902905827        409     15,299    SH         SOLE                                15,299
VENATOR GROUP
 INC              COMMON     922944103      3,077    201,800    SH         SOLE                               201,800
Verizon
 Communications   COMMON     92343V104        971     17,942    SH         SOLE                                17,942



                                                                 7


Vodafone Group
 Plc Ord          COMMON     92857W100        200      9,113    SH         SOLE                                 9,113
WACHOVIA CORP     COMMON     929903102        967     31,180    SH         SOLE                                31,180
Wells Fargo &
 Co New           COMMON     949746101        831     18,690    SH         SOLE                                18,690
Westamerica
 Bancorp          COMMON     957090103        427     11,841    SH         SOLE                                11,841
WESTERN GAS
 RESOURCES INC    COMMON     958259103      2,429     93,300    SH         SOLE                                93,300
WESTPAC BANKING
 -SPON ADR        COMMON     961214301        362     11,100    SH         SOLE                                11,100
WEYERHAEUSER CO   COMMON     962166104        419      8,600    SH         SOLE                                 8,600
XEROX CORP        COMMON     984121103        481     62,100    SH         SOLE                                62,100
  TOTAL                                   186,557




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